Offerings	Aug. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock (par value $1 per share)
Amount Registered | shares	2,100,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 42,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,430.20
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Voting Trust Interests representing the shares of Common Stock offered hereunder
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00